Financial liabilities	12 Months Ended
Dec. 31, 2021
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Financial liabilities
Note 12. Financial liabilities
12.1 Detail of financial liabilities

	As of December 31,	As of December 31,
	2020	2021

	$ in thousands
Lease debts	75,764	71,526
State Guaranteed loan « PGE »	22,701	18,770
PPP loan	1,518	—
Non-current financial liabilities	4,617	1,259

Total non-current financial liabilities and non-current lease debts	104,600	91,555

Lease debts	6,696	8,329
State Guaranteed loan « PGE »	—	2,246
Current financial liabilities	—	108

Total current financial liabilities and current lease debts	6,696	10,683

Trade payables	24,609	23,762
Other current liabilities	19,127	13,731

Total Financial liabilities	155,032	139,731

As of December 31, 2021, the other
non-current
financial liabilities are composed of a $1.4 million loan to finance leasehold improvement at its location in New York.
PPP loan corresponds to Calyxt’s obtention of a $1.5 million paycheck protection program (PPP) loan under the U.S. Coronavirus Aid, Relief and Economic Security (CARES) Act, for which Calyxt has obtained full forgiveness on April 8, 2021, from the Small Business Administration, which administers the PPP loan program, and recognized as other income in April, 2021.

State Guaranteed loan (or “Prêt Garanti par l’Etat”, or “PGE”) corresponds to Cellectis’ obtention of an €18.5 million (or $21.0 million using exchange rate as of December 31, 2021) loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance in the form of a PGE. Initiated by the French Government to support companies during the
COVID-19
crisis, the PGE is a bank loan with a fixed interest rate ranging from 0.31% to 3.35%. After an initial interest-only term of two years, the loan will be amortized over up to four years at the option of the Company. The French government guarantees 90% of the borrowed amount.

As of December 31, 2021, the current liability related to the State Guaranteed loan amounts to $2.2 million and the non-current
liability amounts to $18,8 million.
12.2 Due dates of the financial liabilities

Balance as of December 31, 2021	Book Value	Less than One Year	One to Five Years	More than Five Years

	$ in thousands
Lease debts	79,854	8,329	33,110	38,416
Financial liabilities	22,384	2,354	19,291	739

Financial liabilities	102,238	10,683	52,401	39,155

Trade payables	23,762	23,762	—	—
Other current liabilities	13,731	13,730	—	—

Total financial liabilities	139,731	48,175	52,401	39,155